Subsequent Events	3 Months Ended
Sep. 30, 2014
Notes to Consolidated Financial Statements [Abstract]
subsequent event

On October 29, 2014 the Company issued $900 million aggregate principal amount of U.S. dollar-denominated senior unsecured notes (“the Senior Notes”) to repay Term Loan A-2 under our 2012 Credit Agreement as well as other short term debt, and for acquisitions and general corporate purposes. The Senior Notes, issued at par, consist of $500 million aggregate principal amount with a coupon of 4.125% senior notes due October 15, 2020 and $400 million aggregate principal amount with a coupon of 4.75% senior notes due October 15, 2024